Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]	Revision of Prior Period, Adjustment [Member]	Preferred Stock Class A Preferred Units	Preferred Stock Class A Preferred Units Effect of Retrospective Application of Accounting Standards Update 2018-12	Common Stock	Common Stock Effect of Retrospective Application of Accounting Standards Update 2018-12	Common Stock Revision of Prior Period, Adjustment [Member]	Common Stock Class B Common Units	Common Stock Class B Common Units Effect of Retrospective Application of Accounting Standards Update 2018-12	Additional paid-in capital	Additional paid-in capital Effect of Retrospective Application of Accounting Standards Update 2018-12	Additional paid-in capital Revision of Prior Period, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Revision of Prior Period, Adjustment [Member]	Accumulated (deficit)	Accumulated (deficit) Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]	Accumulated (deficit) Revision of Prior Period, Adjustment [Member]
Beginning balance (in shares) at Dec. 29, 2018					189,044	(189,044)		65,027,998	65,027,998
Beginning balance at Dec. 29, 2018	$ 162,370			$ 162,370	$ 189,044	$ (189,044)		$ 7	$ 7	$ 26	$ (26)		$ 189,063	$ 189,063	$ (2,634)	$ (2,634)	$ (24,066)			$ (24,066)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of common shares (in shares)							648,759
Vesting of common shares	65											$ 65
Distributions to Janus Midco LLC Class A unitholders	(71,421)																(71,421)
Cumulative translation adjustment	481														481
Net income	39,399																39,399
Ending balance (in shares) at Dec. 28, 2019							65,676,757
Ending balance at Dec. 28, 2019	130,894						$ 7					189,128			(2,153)		(56,088)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of common shares (in shares)							468,876
Vesting of common shares	171											171
Distributions to Janus Midco LLC Class A unitholders	(48,954)																(48,954)
Cumulative translation adjustment	1,926														1,926
Net income	56,837																56,837
Ending balance (in shares) at Dec. 26, 2020					189,044	(189,044)	66,145,633	66,145,633		4,478	(4,478)
Ending balance at Dec. 26, 2020	140,874				$ 189,044	$ (189,044)	$ 7	$ 7		$ 261	$ (261)	189,299	189,299		(227)		(48,205)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of common shares (in shares)							111,895
Vesting of common shares	52											52
Distributions to Janus Midco LLC Class A unitholders	(96)																(96)
Cumulative translation adjustment	311														311
Net income	14,719																14,719
Ending balance (in shares) at Mar. 27, 2021							66,257,528
Ending balance at Mar. 27, 2021	155,860						$ 7					189,351			84		(33,582)
Beginning balance (in shares) at Dec. 26, 2020					189,044	(189,044)	66,145,633	66,145,633		4,478	(4,478)
Beginning balance at Dec. 26, 2020	140,874				$ 189,044	$ (189,044)	$ 7	$ 7		$ 261	$ (261)	189,299	$ 189,299		(227)		(48,205)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of common shares (in shares)							4,124,767
Vesting of common shares	5,261											5,261
Issuance of PIPE Shares (in shares)							25,000,000
Issuance of PIPE Shares	250,000						$ 3					249,997
Issuance of common stock upon merger, net of transaction costs, earn out, and merger warrant liability (in shares)							41,113,850
Issuance of common stock upon merger, net of transaction costs, earn out, and merger warrant liability	226,943						$ 4					226,939
Issuance of earn out shares to common stockholders (in shares)							2,000,000
Issuance of earn out shares to common stockholders	26,481											26,481
Distributions to Janus Midco LLC Class A unitholders	(541,710)											(541,710)
Distributions to Janus Midco, LLC Class A preferred units	(4,174)																(4,174)
Deferred tax asset	78,291											78,291
Warrant redemption (in shares)							8,177,467
Warrant redemption	43,176						$ 1					43,175
Cumulative translation adjustment	(722)														(722)
Share-based compensation	66											66
Net income	43,801																43,801
Ending balance (in shares) at Jan. 01, 2022							146,561,717
Ending balance at Jan. 01, 2022	268,287	$ (924)					$ 15					277,799			(949)		(8,578)	$ (924)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative translation adjustment	(516)														(516)
Share-based compensation	600											600
Net income	19,704																19,704
Ending balance (in shares) at Apr. 02, 2022							146,561,717
Ending balance at Apr. 02, 2022	$ 287,151						$ 15					$ 278,399			$ (1,465)		$ 10,202

[1]	Effective January 2, 2022, the Company adopted the provisions of ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326) and ASU 2016-02, Leases (Topic 842). We have elected to adopt each of the two standards using the modified retrospective approach through a cumulative-effect adjustment to the opening balance of accumulated deficit for both. See Note 2 for further details of the impact of each standard.